SHARE BASED COMPENSATION (Summary of the RSUs) (Details) (Restricted Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Share Units [Member]
Number of shares
Outstanding at the beginning of the period (in shares)
Granted (in shares)	750,000
Outstanding at the end of the period (in shares)	750,000
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)
Granted (in dollars per share)	$ 2.72
Outstanding at the end of the period (in dollars per share)	$ 2.72
Weighted Average Remaining Contractual Life
Granted	2 years 11 months 12 days
Outstanding at the end of the period	2 years 3 months 14 days